Other liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Other liabilities, beginning balance	$ 288,708	$ 249,852
Increase (decrease) in other liabilities	173,086	106,312
Payments of other liabilities	(65,662)	(67,456)
Other liabilities, ending balance	396,132	288,708
Other current liabilities	62,800	2,303
Other non-current liabilities	333,332	286,405
Aircraft And Engine Lease Return Obligation [Member]
IfrsStatementLineItems [Line Items]
Other liabilities, beginning balance	287,208	249,466
Increase (decrease) in other liabilities	154,463	104,831
Payments of other liabilities	(64,294)	(67,089)
Other liabilities, ending balance	377,377	287,208
Employee Profit Sharing [Member]
IfrsStatementLineItems [Line Items]
Other liabilities, beginning balance	1,500	386
Increase (decrease) in other liabilities	18,623	1,481
Payments of other liabilities	(1,368)	(367)
Other liabilities, ending balance	$ 18,755	$ 1,500